Investment Strategy - Prospectus Summary	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Large Cap Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Large Cap Equity Portfolio is designed to purchase a broad and diverse group of readily marketable equity securities of U.S. companies that the Advisor determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. The

Advisor generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may overweight certain securities, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large cap segment of the U.S. Universe. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also increase or reduce the U.S. Large Cap Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Large Cap Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Large Cap Equity Portfolio may lend its portfolio securities to generate additional income.

U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Value Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations.

The U.S. Small Cap Value Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

U.S. Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small and mid-cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest U.S. company would be below $15,092 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Core Equity 1 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Core Equity 1 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Core Equity 1 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Core Equity 1 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Core Equity 2 Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Core Equity 2 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 2 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Core Equity 2 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Core Equity 2 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Vector Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Vector Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Vector Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Vector Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Vector Equity Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Vector Equity Portfolio may lend its portfolio securities to generate additional income.

U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Portfolio may lend its portfolio securities to generate additional income.

U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Micro Cap Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Micro Cap Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the securities of U.S. micro cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the micro-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Micro Cap Portfolio will invest at least 80% of its net assets in securities of U.S. micro cap companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for the purposes of the Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a micro cap company would be below $6,819 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Micro Cap Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Micro Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Micro Cap Portfolio may lend its portfolio securities to generate additional income.

U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. High Relative Profitability Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. High Relative Profitability Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segment of the U.S. market. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. High Relative Profitability Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. High Relative Profitability Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. High Relative Profitability Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity.

The U.S. High Relative Profitability Portfolio may lend its portfolio securities to generate additional income.

DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the DFA Real Estate Securities Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. The Portfolio invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Advisor.

The DFA Real Estate Securities Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Large Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Large Cap Growth Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability and high relative prices compared to other U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other U.S. large cap companies. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap growth segment of the U.S. market. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Growth Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Large Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Large Cap Growth Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Growth Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies that the Advisor determines to have high profitability and high relative prices compared to other U.S. small cap companies at the time of purchase.

A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other U.S. small cap companies. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap growth segment of the U.S. market. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Growth Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Large Cap Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Large Cap Equity Portfolio is designed to purchase a broad and diverse group of readily marketable equity securities of U.S. companies that the Advisor determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may overweight certain securities, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large cap segment of the U.S. Universe. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor may also increase or reduce the U.S. Large Cap Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Large Cap Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Large Cap Equity Portfolio may lend its portfolio securities to generate additional income.

The U.S. Large Cap Equity Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Value Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small cap companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations.

The U.S. Small Cap Value Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

The U.S. Small Cap Value Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small and mid-cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest U.S. company would be below $15,092 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

The U.S. Targeted Value Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Core Equity 1 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Core Equity 1 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Core Equity 1 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Core Equity 1 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

The U.S. Core Equity 1 Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Core Equity 2 Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Core Equity 2 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 2 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Core Equity 2 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Core Equity 2 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

The U.S. Core Equity 2 Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Vector Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Vector Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Vector Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Vector Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Vector Equity Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Vector Equity Portfolio may lend its portfolio securities to generate additional income.

The U.S. Vector Equity Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Portfolio may lend its portfolio securities to generate additional income.

The U.S. Small Cap Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Micro Cap Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Micro Cap Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of the securities of U.S. micro cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the micro-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Micro Cap Portfolio will invest at least 80% of its net assets in securities of U.S. micro cap companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for the purposes of the Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a micro cap company would be below $6,819 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Micro Cap Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Micro Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Micro Cap Portfolio may lend its portfolio securities to generate additional income.

The U.S. Micro Cap Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. High Relative Profitability Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. High Relative Profitability Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segment of the U.S. market. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. High Relative Profitability Portfolio will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. High Relative Profitability Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. High Relative Profitability Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity.

The U.S. High Relative Profitability Portfolio may lend its portfolio securities to generate additional income.

The U.S. High Relative Profitability Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the DFA Real Estate Securities Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. The Portfolio invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Advisor.

The DFA Real Estate Securities Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

The DFA Real Estate Securities Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Large Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Large Cap Growth Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability and high relative prices compared to other U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other U.S. large cap companies. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap growth segment of the U.S. market. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Growth Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Large Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Large Cap Growth Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

The U.S. Large Cap Growth Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Small Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Small Cap Growth Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small cap companies that the Advisor determines to have high profitability and high relative prices compared to other U.S. small cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other U.S. small cap companies. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap growth segment of the U.S. market. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a small cap company would be below $16,768 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Small Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Small Cap Growth Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The U.S. Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

The U.S. Small Cap Growth Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Enhanced U.S. Large Company Portfolio seeks to outperform the S&P 500® Index primarily through investment in S&P 500® Index futures and short-term fixed income obligations. The Portfolio may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies, such as exchange-traded funds (ETFs) that invest in stocks represented in the S&P 500® Index or other similar stock indices. The Portfolio invests in fixed income obligations, which may include securities of foreign issuers. The Portfolio may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index are hereinafter collectively referred to as “Index Derivatives”). The S&P 500® Index comprises a broad and diverse group of stocks. For the Portfolio, Dimensional Fund Advisors LP (the “Advisor”) considers stocks that comprise the S&P 500® Index to be those of large companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in short-term fixed income obligations that are overlaid by futures, swaps and other derivatives of the S&P 500® Index to create exposure to the performance of large U.S. companies or in securities of large U.S. companies directly. Alternatively, the Portfolio may invest at least 80% of its net assets directly in securities of large companies.

The Enhanced U.S. Large Company Portfolio may invest all of its assets in Index Derivatives. Certain of these Index Derivatives may be considered speculative and may subject the Portfolio to additional risks. Assets of the Portfolio not invested in the S&P 500® Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. The Portfolio’s investment in fixed income obligations will be considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The fixed income obligations purchased by the Portfolio will typically mature within three years or less from the date of settlement and the weighted average effective maturity of the fixed income obligations will be two years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event.

The Enhanced U.S. Large Company Portfolio may use foreign currency forward contracts to hedge foreign currency risks or to transfer balances from one currency to another. The Portfolio uses index swap agreements and/or stock index futures to hedge against changes in securities prices. The Portfolio may purchase or sell futures contracts and options on futures contracts to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Additionally, the Portfolio uses index swap agreements and stock index futures to attempt to achieve its investment objectives.

The Enhanced U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning S&P Global Ratings, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the Enhanced U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”

U.S. LARGE CAP VALUE PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The U.S. Large Cap Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Value Series is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Value Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Value Series and the U.S. Large Cap Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio.

The U.S. Value Series may lend its portfolio securities to generate additional income.

LARGE CAP INTERNATIONAL PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Large Cap International Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Large Cap International Portfolio is designed to purchase securities of large non-U.S. companies in countries or regions designated by the Advisor as an approved market for investment. The Advisor may consider a company’s size, relative price, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each eligible country.

The Large Cap International Portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Large Cap International Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Large Cap International Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Large Cap International Portfolio may lend its portfolio securities to generate additional income.

International Core Equity 2 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Core Equity 2 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Core Equity 2 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International Core Equity 2 Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The Advisor may also increase or reduce the International Core Equity 2 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Core Equity 2 Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

Global Small Company Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Small Company Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”), although it has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Global Small Company Portfolio is designed to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small companies in developed and emerging markets. The Portfolio pursues its investment objective by allocating substantially all of its assets among the following Underlying Funds: The Asia Pacific Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series (each a series of The DFA Investment Trust Company), and U.S. Small Cap Portfolio (a series of DFA Investment Dimensions Group Inc.).

When deciding allocations to the Underlying Funds, the Portfolio takes into account, among other factors, the aggregate market capitalizations and adjustments for free float of the eligible universe of securities within each region. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Certain Underlying Funds invest in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of an Underlying Fund than companies with relatively lower market capitalizations. The Portfolio and Underlying Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the Portfolio and/or Underlying Funds are authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Global Small Company Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 62% of its net assets in U.S. companies. This percentage will change due to market conditions.

As a non-fundamental policy, under normal circumstances, the Global Small Company Portfolio, directly or through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio or Underlying Fund invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio or Underlying Fund with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a small company in any country in which the Portfolio or its Underlying Funds invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in the United States to have a market capitalization below $11,212 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the Global Small Company Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Global Small Company Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Global Small Company Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Global Small Company Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Global Small Company Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

INTERNATIONAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Small Company Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”), although it has the ability to invest directly in securities and derivatives.

To achieve the International Small Company Portfolio’s and the Underlying Funds’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Small Company Portfolio is designed to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Canadian, Japanese, United Kingdom, Continental European and Asia Pacific companies. The Portfolio also may have some exposure to small capitalization equity securities associated with other countries or regions. The Portfolio pursues its investment objective by investing substantially all of its assets in the following Underlying Funds: The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series of The DFA Investment Trust Company. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of an Underlying Fund than companies with relatively lower market capitalizations. The Portfolio and Underlying Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the Portfolio and/or Underlying Funds are authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

The Advisor may also increase or reduce the International Small Company Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Small Company Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Small Company Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and the Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and each Underlying Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Small Company Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the International Small Company Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

JAPANESE SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Japanese Small Company Portfolio is a feeder portfolio that invests substantially all of its assets in the Japanese Small Company Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Japanese Small Company Series, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of small companies associated with Japan. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Series may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small company segment of the Japanese market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company in Japan. Based on market capitalization data as of December 31, 2025, the Advisor would consider Japanese small companies to be those companies with a market capitalization below $3,311 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Japanese Small Company Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Japanese Small Company Series may gain exposure to companies associated with Japan by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series and the Japanese Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Japanese Small Company Series may lend its portfolio securities to generate additional income.

ASIA PACIFIC SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Asia Pacific Small Company Portfolio is a feeder portfolio that invests substantially all of its assets in the Asia Pacific Small Company Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Asia Pacific Small Company Series, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of small companies associated with Australia, New Zealand and Pacific Rim Asian countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Series may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small company segment of the region in which the Series is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Series invests. Based on market capitalization data as of December 31, 2025, for the Series, the market capitalization of a small company in any country in which the Series invests would be below $6,817 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the Asia Pacific Small Company Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Asia Pacific Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series and the Asia Pacific Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for Asia Pacific equity securities and indices or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Asia Pacific Small Company Series may lend its portfolio securities to generate additional income.

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The United Kingdom Small Company Portfolio is a feeder portfolio that invests substantially all of its assets in the United Kingdom Small Company Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The United Kingdom Small Company Series, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of small companies associated with the United Kingdom. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Series may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small company segment of the United Kingdom market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies. Based on market capitalization data as of December 31, 2025, the Advisor would consider United Kingdom small companies to be those companies with a market capitalization below $8,370 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the United Kingdom Small Company Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The United Kingdom Small Company Series may gain exposure to companies associated with the United Kingdom by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series and the United Kingdom Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The United Kingdom Small Company Series may lend its portfolio securities to generate additional income.

CONTINENTAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Continental Small Company Portfolio is a feeder portfolio that invests substantially all of its assets in the Continental Small Company Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Continental Small Company Series, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of small companies associated with European countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Series than companies with relatively lower market capitalizations. The Series may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small company segment of the region in which the Series is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. The Advisor determines the maximum market capitalization of a small company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2025, for the Series, the market capitalization of a small company in any country or region in which the Series invests would be below $16,226 million. This threshold will change due to market conditions. The Series also may invest up to 20% of its net assets in small companies associated with non-European countries that the Advisor has identified as approved markets for investment.

The Advisor may also increase or reduce the Continental Small Company Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Continental Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series and the Continental Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Continental Small Company Series may lend its portfolio securities to generate additional income.

DFA International Real Estate Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the DFA International Real Estate Securities Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

The Portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on non-U.S. real estate investment trusts (“REITs”) and companies the Advisor considers to be REIT-like entities. The Portfolio invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.

The DFA International Real Estate Securities Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The DFA International Real Estate Securities Portfolio intends to purchase securities of companies associated with developed and emerging markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. The Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry.

The DFA International Real Estate Securities Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The DFA International Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

DFA Global Real Estate Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the DFA Global Real Estate Securities Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. The Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers to be REIT-like entities. The Portfolio invests in companies of all sizes. The Portfolio may pursue its investment objective by investing its assets in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio (the “Underlying Funds”), and/or directly in securities of companies in the real estate industry. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Portfolio and Underlying Funds generally consider a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio and each Underlying Fund invest in companies principally engaged in the real estate industry in its designated market using a market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio and each Underlying Fund than companies with relatively lower market capitalizations. The Advisor may adjust the representation in the Portfolio or the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Global Real Estate Securities Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of companies in the real estate industry. The Portfolio concentrates (i.e., invests more than 25% of its net assets) its investments in securities of companies in the real estate industry. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate industry that are eligible investments for the Underlying Funds. The Portfolio and each Underlying Fund intend to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Portfolio or Underlying Fund. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 72% of its net assets in U.S. companies. This percentage will change due to market conditions. The DFA Global Real Estate Securities Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and an Underlying Fund’s investments may be denominated in foreign currencies, the Portfolio and Underlying Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The DFA Global Real Estate Securities Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the DFA Global Real Estate Securities Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the DFA International Small Cap Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be lower relative price stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap value segment of developed ex-U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The DFA International Small Cap Value Portfolio intends to purchase securities of small lower relative price companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the DFA International Small Cap Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

International Vector Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Vector Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Vector Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. The Portfolio’s strongly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor determines company size on a country or region-specific basis and based primarily on market capitalization. The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions.

The International Vector Equity Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets for investment. Under normal market conditions, the Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. To determine whether a company is associated with a developed market country, the Advisor will consider various factors, such as where the company is organized or maintains its principal place of business, the principal trading market of the company, what government, agency or instrumentality issued or guaranteed the security, where the company’s revenues or profits are derived, and whether the company is in the Portfolio’s benchmark. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities.

The Advisor may also increase or reduce the International Vector Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Vector Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Vector Equity Portfolio may lend its portfolio securities to generate additional income.

International High Relative Profitability Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International High Relative Profitability Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International High Relative Profitability Portfolio is designed to purchase securities of large non-U.S. companies that the Advisor determines to have high profitability relative to other large capitalization companies in the same country or region, at the time of purchase. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the large-cap high profitability segments of developed non-U.S. markets. The Portfolio’s increased exposure to such stocks may be achieved by overweighting and/or underweighting eligible stocks based on their market capitalization, relative price, and/or profitability characteristics. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International High Relative Profitability Portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of companies in the particular non-U.S. markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the International High Relative Profitability Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International High Relative Profitability Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Portfolio may invest in exchange-traded funds (“ETFs”) for the purpose of gaining exposure to the equity markets while maintaining liquidity.

The International High Relative Profitability Portfolio may lend its portfolio securities to generate additional income.

World ex U.S. Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the World ex U.S. Value Portfolio’s and the Underlying Funds’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Value Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of securities of non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), that the Advisor believes to be lower relative price stocks at the time of purchase. To achieve this exposure, the Advisor will currently generally purchase shares of The DFA International Value Series (the “DFA International Value Series”), DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the “Underlying Funds”), which are other funds managed by the Advisor. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities when allocating Portfolio investments among the Underlying Funds or securities.

The DFA International Value Series invests in large lower relative price companies associated with developed market countries and the DFA International Small Cap Value Portfolio invests in small lower relative price companies associated with developed market countries. Generally, the Advisor determines if a company is large or small based on its market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of an Underlying Fund than companies with relatively lower market capitalizations. The Dimensional Emerging Markets Value Fund may purchase securities of lower relative price companies associated with emerging markets, including frontier markets, across all market capitalizations. With respect to each Underlying Fund, the Advisor may limit or fix the Underlying Fund’s exposure to a particular country, region or issuer. The Portfolio and Underlying Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the Portfolio and/or Underlying Funds are authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The World ex U.S. Value Portfolio and each Underlying Fund intend to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for such Portfolio or Underlying Fund. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of non-U.S. companies. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, excluding the United States.

The Advisor may also increase or reduce the World ex U.S. Value Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World ex U.S. Value Portfolio and Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts which may be domiciled or traded outside the issuer’s domicile country.

The World ex U.S. Value Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and each Underlying Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The World ex U.S. Value Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the World ex U.S. Value Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

World ex U.S. Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the World ex U.S. Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Core Equity Portfolio is designed to provide exposure to a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with countries with developed and emerging markets that have been authorized for investment by the Advisor’s Investment Committee (the “non-U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the non-U.S. Universe. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the non-U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States.

The Advisor may also increase or reduce the World ex U.S. Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World ex U.S. Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The World ex U.S. Core Equity Portfolio may lend its portfolio securities to generate additional income.

World Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The World Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by Dimensional Fund Advisors LP (the “Advisor”) although it also has the ability to invest directly in securities. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World Core Equity Portfolio is designed to provide exposure to a broad portfolio of equity securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, International Core Equity 2 Portfolio and Emerging Markets Core Equity 2 Portfolio (the “Underlying Funds”). The Underlying Funds may have a modest to meaningful emphasis on securities of smaller, lower relative price, and higher profitability companies. The Portfolio may have exposure to companies in all the market capitalization ranges.

The World Core Equity Portfolio typically allocates its investments among the following Underlying Funds: U.S. Core Equity 1 Portfolio; International Core Equity 2 Portfolio; and Emerging Markets Core Equity 2 Portfolio. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the World Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities. The World Core Equity Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the World Core Equity Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 61% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Advisor may also increase or reduce the World Core Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Portfolio and each Underlying Fund may invest in exchange-traded funds (“ETFs”) for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The World Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the World Core Equity Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

Selectively Hedged Global Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Selectively Hedged Global Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by Dimensional Fund Advisors LP (the “Advisor”) although it also has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Selectively Hedged Global Equity Portfolio is designed to provide exposure to a broad portfolio of equity securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of the U.S. Core Equity 2 Portfolio, International Core Equity 2 Portfolio and Emerging Markets Core Equity 2 Portfolio (the “Underlying Funds”). The Underlying Funds may have increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the countries and/or regions in which they are authorized to invest. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities along with other factors, including different valuation ratios and/or profitability, when allocating Portfolio investments among the Underlying Funds or securities. The Portfolio may have exposure to companies in all the market capitalization ranges. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Selectively Hedged Global Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities or investments that provide exposure to equity securities. In addition to, or in place of, investments in the Underlying Funds, the Portfolio is permitted to invest directly in the same types of equity securities of U.S. and non-U.S. companies that are eligible investments for the Underlying Funds. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 57% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Advisor may also increase or reduce the Selectively Hedged Global Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Selectively Hedged Global Equity Portfolio invests directly or indirectly through its investment in the Underlying Funds in securities that may be denominated in foreign currencies. The Portfolio may hedge some or all of the currency exposure of the foreign securities by entering into foreign currency forward contracts, futures or other derivatives. Currencies may be hedged against the U.S. dollar or non-U.S. dollar currencies. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio and each Underlying Fund also may purchase or sell futures contracts and options on futures contracts to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. In order to meet payment obligations with respect to such derivative transactions, the Portfolio may hold short-term fixed income obligations.

The Selectively Hedged Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Selectively Hedged Global Equity Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerging Markets Portfolio invests substantially all of its assets in the Emerging Markets Series. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Series is designed to purchase a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, based on market capitalization data as of December 31, 2025, Mexico had a size threshold of $5,937 million or above, and Czech Republic had a size threshold of $10,743 million or above. These thresholds will change due to market conditions. In addition, the Advisor may consider a company’s size, relative price, and/or profitability relative to other eligible companies when making investment decisions for the Series. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.

The Advisor may also increase or reduce the Emerging Markets Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Series and the Emerging Markets Portfolio each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Series may lend its portfolio securities to generate additional income.

EMERGING MARKETS VALUE PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Emerging Markets Value Portfolio invests substantially all of its assets in the Emerging Markets Value Fund. To achieve the Portfolio’s and the Series’ investment objectives, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Value Fund is designed to purchase emerging market equity securities that are deemed by the Advisor to be lower relative price stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Emerging Markets Value Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the value segments of the Approved Markets in which the Fund is authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Advisor may also increase or reduce the Emerging Market Value Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Fund may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Emerging Markets Value Fund. Because many of the Emerging Markets Value Fund’s and the Portfolio’s investments may be denominated in foreign currencies, the Emerging Markets Value Fund and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Emerging Markets Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Targeted Value Portfolio is designed to provide exposure to a broad and diverse portfolio of securities, with a focus on small and mid-cap lower relative price companies with higher profitability associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor determines size based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segments of the Approved Markets in which the Portfolio is authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Targeted Value Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Market securities.

The Advisor may also increase or reduce the Emerging Markets Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Targeted Value Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Targeted Value Portfolio may lend its portfolio securities to generate additional income.

EMERGING MARKETS SMALL CAP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets Small Cap Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Small Cap Portfolio invests substantially all of its assets in the Emerging Markets Small Cap Series. The Series is designed to purchase a broad market coverage of smaller companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of small varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the maximum market capitalization for a small company in that country. For example, based on market capitalization data as of December 31, 2025, Mexico had a size threshold of below $5,937 million, and Greece had a size threshold of below $3,907 million. These thresholds will change due to market conditions. The Series may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segment of the Approved Markets in which the Series is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are designated in the Prospectus as Approved Market securities of small companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the Emerging Markets Small Cap Series’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Small Cap Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Series may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Series and the Emerging Markets Small Cap Portfolio each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. Because many of the Series’ and the Portfolio’s investments may be denominated in foreign currencies, the Series and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Small Cap Series may lend its portfolio securities to generate additional income.

Emerging Markets Core Equity 2 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets Core Equity 2 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Core Equity 2 Portfolio is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved

Markets”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity 2 Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Market securities.

The Advisor may also increase or reduce the Emerging Markets Core Equity 2 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Core Equity 2 Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

Emerging Markets ex China Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets ex China Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets ex China Core Equity Portfolio is designed to purchase a broad and diverse group of equity securities associated with emerging markets authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) but which does not include China. The Portfolio will invest in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets ex China Core Equity Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Market securities. In determining which countries are eligible Approved Markets for the Portfolio, the Advisor may consider various factors, including, without limitation, the classification of countries recognized by global index providers, market liquidity, relative availability of information to investors, government regulation, including fiscal and foreign exchange repatriation rules, the availability of other access to these markets, clearing and settlement processes, taxes, fees, duties, and other costs of transacting in the market, and observance of property rights.

The Advisor may also increase or reduce the Emerging Markets ex China Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets ex China Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Portfolio may lend its portfolio securities to generate additional income.

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The One-Year Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less from the date of settlement. The Portfolio may, however, take a large position in securities maturing within two years from the date of settlement when higher yields are available. The Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, money market funds and obligations of supranational organizations. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the

“Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average effective maturity that will not exceed one year. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The One-Year Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The One-Year Portfolio may lend its portfolio securities to generate additional income.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Two-Year Global Portfolio seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in three years or less from the date of settlement. The Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 23% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average effective maturity of investments will not exceed two years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Two-Year Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Two-Year Global Portfolio may lend its portfolio securities to generate additional income.

DFA Selectively Hedged Global Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Selectively Hedged Global Portfolio seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its currency exposures depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to these lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 24% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country.

As a non-fundamental policy, under normal circumstances, the Selectively Hedged Global Portfolio will invest at least 80% of its net assets in fixed income securities. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains a weighted average effective maturity and a weighted average duration of three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Alternatively, the Portfolio may leave all or some of the currency exposure unhedged. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Selectively Hedged Global Portfolio may lend its portfolio securities to generate additional income.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Five-Year Global Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 6% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average effective maturity of investments will not exceed five years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Five-Year Global Portfolio may lend its portfolio securities to generate additional income.

DFA International Government Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Government Portfolio seeks its investment objective by primarily investing in a universe of non-U.S. dollar-denominated obligations issued or guaranteed by foreign and U.S. government issuers, their agencies and instrumentalities and supranational organizations having investment grade credit ratings at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio also may invest in U.S. dollar-denominated obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities to manage cash or to maintain liquidity. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States. The Advisor selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities issued or guaranteed by foreign governments or their authorities, agencies, instrumentalities or political subdivisions.

Generally, the International Government Portfolio will purchase fixed income securities that mature between five and fifteen years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one quarter year greater than, and no less than one year below, the weighted average duration of the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD Terms, which was approximately 7.26 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Because many of the International Government Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may also invest in money market funds.

The International Government Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

The International Government Portfolio may lend its portfolio securities to generate additional income.

DFA SHORT-TERM GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Short-Term Government Portfolio seeks to maximize total returns from a universe of obligations of the U.S. Government and its agencies maturing in five years or less from the date of settlement. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the maximum length of maturity of investments will not exceed five years from the date of settlement. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Advisor expects that the Portfolio’s weighted average effective maturity and weighted average duration will be three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to interest rates. The Portfolio may also acquire repurchase agreements backed by U.S. government securities. The Portfolio may also invest in money market funds. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

The Short-Term Government Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Short-Term Government Portfolio may lend its portfolio securities to generate additional income.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. Government and its agencies with maturities between five and fifteen years from the date of settlement. The Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. Government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio. Generally, the Intermediate Government Portfolio will purchase securities with maturities between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have a weighted average effective maturity, based upon market values, between three and ten years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Under normal circumstances, when determining its duration, the Portfolio will consider a duration similar to the Bloomberg U.S. Government Bond Index, which was approximately 5.85 years as of December 31, 2025. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average effective maturity between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Intermediate Government Portfolio may invest a portion of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts on U.S. Treasury securities or options on such contracts to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. However, the Portfolio will not purchase or sell futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Intermediate Government Portfolio may lend its portfolio securities to generate additional income.

DFA Short-Term Extended Quality Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Short-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities

(i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains a weighted average effective maturity and a weighted average duration of three years or less. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus on investment in the longer-term area, otherwise, the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Term Extended Quality Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Short-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.

DFA Intermediate-Term Extended Quality Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Intermediate-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)).

In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s.

The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

The Intermediate-Term Extended Quality Portfolio primarily invests in securities that mature within three to twenty years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one quarter year greater than, and no less than one year below, the weighted average duration of the Bloomberg U.S. Credit Bond Index, which was approximately 6.67 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. In any event, the Portfolio will ordinarily maintain a weighted average duration between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Intermediate-Term Extended Quality Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Intermediate-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.

DFA TARGETED CREDIT PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Targeted Credit Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities that mature within five years from the date of settlement. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally emphasizes investments in debt securities rated A+ to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or A1 to Baa3 by Moody’s Ratings (“Moody’s”). The Portfolio may also invest in higher-rated investment grade securities (i.e., those rated AAA to AA- by S&P or Fitch or Aaa to Aa3 by Moody’s) and/or below-investment grade securities (i.e., those rated below BBB- by S&P or Fitch or below Baa3 by Moody’s) depending on the expected credit premium. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

As a non-fundamental policy, under normal circumstances, the Targeted Credit Portfolio will invest at least 80% of its net assets in debt securities. The Portfolio seeks to maintain a weighted average effective maturity and a weighted average duration of five years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Targeted Credit Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Targeted Credit Portfolio may lend its portfolio securities to generate additional income.

DFA Global Core Plus Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Core Plus Fixed Income Portfolio seeks to achieve its investment objective by investing in a universe of U.S. and foreign debt securities. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. However, the Advisor may invest in issuers located in other countries as well, which may include emerging markets. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Global Core Plus Fixed Income Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) and in lower-rated (i.e., below investment grade, also known as “junk” bonds) fixed income securities. The Portfolio may invest with an emphasis on fixed income securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. In addition, the Portfolio may invest in fixed income securities rated below investment grade. The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to lower-rated debt securities depending on the expected credit premium.

The Global Core Plus Fixed Income Portfolio primarily invests in securities that mature within twenty years from the date of settlement, but may, as in the case of mortgage-backed securities, invest in securities with longer maturities. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Bond Index (hedged to USD), which was approximately 6.34 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Global Core Plus Fixed Income Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 46% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities.

Because many of the Global Core Plus Fixed Income Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio.

The Global Core Plus Fixed Income Portfolio may lend its portfolio securities to generate additional income.

DFA Investment Grade Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Investment Grade Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of investment grade debt securities (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) of U.S. and non-U.S. corporate and government issuers. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality.

The Investment Grade Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium.

The Investment Grade Portfolio invests in U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio may invest with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Investment Grade Portfolio primarily invests in securities that mature within twenty years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one quarter year greater than, and no less than one year below, the weighted average duration of the Bloomberg U.S. Aggregate Bond Index, which was approximately 5.98 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Investment Grade Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Investment Grade Portfolio may lend its portfolio securities to generate additional income.

DFA Diversified Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Diversified Fixed Income Portfolio seeks its investment objective by investing directly or through other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (the “Underlying Funds”) in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Portfolio and/or its Underlying Funds invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The inflation-protected securities in which the Portfolio and/or its Underlying Funds invest may include Treasury Inflation-Protected Securities. As of the date of this Prospectus, the Portfolio invests its assets in the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds, but the Portfolio also invests a substantial portion of its assets directly.

Depending on the credit and term spreads in the current yield curves, the Diversified Fixed Income Portfolio will adjust its investment allocations to credit and maturity, within the eligible universe of investments held directly or through Underlying Funds. The fixed income securities in which the Portfolio invests will be considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”). Generally, the Portfolio will purchase debt securities that mature within twenty years from the date of settlement. The Portfolio will ordinarily have a weighted average effective maturity, based on market values, between two and seven years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event.

As a non-fundamental policy, under normal circumstances, the Diversified Fixed Income Portfolio will invest directly, or indirectly through its investment in the Underlying Funds, at least 80% of its net assets in fixed income securities. In addition, the Portfolio and each Underlying Fund are authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Diversified Fixed Income Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and such Underlying Funds may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio and certain Underlying Funds may also purchase or sell futures contracts and options on futures contracts for securities and indices, to hedge their currency exposure or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund.

The Diversified Fixed Income Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DFA LTIP PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The DFA LTIP Portfolio seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The Portfolio may invest in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities. The Portfolio also may invest in inflation-protected securities of other investment grade issuers (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) including foreign governments and U.S. and non-U.S. corporations. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the DFA LTIP Portfolio will purchase long-term fixed income securities with maturities greater than ten years from the date of settlement, although at times, the Portfolio may purchase securities with shorter maturities. The Portfolio ordinarily will have a weighted average effective maturity, based upon market values, of greater than ten years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event.

The DFA LTIP Portfolio also may invest in securities issued by the U.S. Government and its agencies and instrumentalities and other investment grade issuers that do not provide inflation protection while attempting to protect for inflation by engaging in swaps, futures or other derivatives to hedge against the inflation risk associated with such securities. The Portfolio may also invest in money market funds. Because many of the LTIP Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA LTIP Portfolio’s net assets will be invested in fixed income securities.

The DFA LTIP Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The DFA LTIP Portfolio may lend its portfolio securities to generate additional income.

DFA Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Inflation-Protected Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities between five and twenty years from the date of settlement, although at times, the Portfolio may purchase securities outside of this range. Under normal circumstances, when determining its duration, the Portfolio will consider a weighted average duration similar to the Bloomberg U.S. TIPS Index, which was approximately 6.50 years as of December 31, 2025. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

DFA Short-Duration Real Return Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Short-Duration Real Return Portfolio pursues its investment objective by investing in a combination of debt securities, including inflation-protected securities, and derivative instruments. The Portfolio will maintain a weighted average duration of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s)

depending on the expected credit premium. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Short-Duration Real Return Portfolio may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Duration Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may use foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The Short-Duration Real Return Portfolio may lend its portfolio securities to generate additional income.

DFA Global Core Plus Real Return Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Core Plus Real Return Portfolio will pursue its investment objective by investing in a universe of U.S. and foreign debt securities, including inflation-protected securities, and derivative instruments. The Portfolio primarily invests in securities that mature within twenty years from the date of settlement, but may, as in the case of mortgage-backed securities, invest in securities with longer maturities. Under normal circumstances, the Portfolio will generally maintain a weighted average duration between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. However, the Advisor may invest in issuers located in other countries as well, which may include emerging markets. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investments in the longer-term area, otherwise, the Global Core Plus Real Return Portfolio will focus investments in the shorter-term area of the eligible maturity range.

The Global Core Plus Real Return Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio may invest with an emphasis on fixed income securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. In addition, the Portfolio may invest in fixed income securities rated below investment grade (also known as “junk” bonds). The Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to lower-rated debt securities depending on the expected credit premium.

The Global Core Plus Real Return Portfolio may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, including mortgage-backed securities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 47% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country.

The Global Core Plus Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. Because many of the Global Core Plus Real Return Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio.

The Global Core Plus Real Return Portfolio may lend its portfolio securities to generate additional income.

DFA Municipal Real Return Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Municipal Real Return Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Municipal Real Return Portfolio will maintain a weighted average duration of no greater than five years. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

At least 75% of the assets of the Municipal Real Return Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Municipal Real Return Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds.

The Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Municipal Real Return Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA California Municipal Real Return Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The California Municipal Real Return Portfolio seeks to achieve its investment objective by investing primarily in a universe of municipal securities, including inflation-protected municipal securities, issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities, and in derivative instruments to provide inflation protection. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes) and California state personal income tax. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and California state personal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the California Municipal Real Return Portfolio will maintain a weighted average duration of no greater than five years. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The California Municipal Real Return Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Municipal Real Return Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aa2 by Moody’s Ratings (“Moody’s”) or (ii) the credit quality of general obligation bonds issued by the State of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality.

The California Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds.

The California Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the California Municipal Real Return Portfolio attempts to invest all of its assets in tax-exempt securities (federal and State of California), it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Municipal Real Return Portfolio is primarily designed for investment by California taxpayers.

DFA Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Municipal Bond Portfolio will acquire obligations that mature within fifteen years from the date of settlement, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average duration of more than three years but less than five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

At least 75% of the assets of the Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows or outflows from the Portfolio.

Although the Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average effective maturity of three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction.

At least 75% of the assets of the Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps, and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Short-Term Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Intermediate-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Intermediate-Term Municipal Bond Portfolio will acquire obligations that mature more than three years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the S&P Intermediate Term National AMT-Free Municipal Bond Index, which was approximately 5.36 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when Dimensional Fund Advisors LP (the “Advisor”) determines it to be appropriate under the circumstances. In any event, the Portfolio will maintain a weighted average effective maturity of more than three years but less than ten years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration and maturity restrictions, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

At least 75% of the assets of the Intermediate-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g, rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Intermediate-Term Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Intermediate-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps, and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Intermediate-Term Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Selective State Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities (“state issuers”). As of the date of this prospectus, Dimensional Fund Advisors LP (the “Advisor”) expects to emphasize investments in obligations issued by or on behalf of: (i) state issuers with no personal income tax (e.g., Wyoming, Washington, Tennessee, Texas, South Dakota, Nevada, New Hampshire, Florida, and Alaska); (ii) state issuers that generally tax income earned from both in-state and out-of-state municipal securities (e.g., Iowa, Illinois, and Wisconsin); (iii) state issuers that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities (e.g., Utah) and (iv) state issuers that do not tax income earned from in-state or any out-of-state municipal securities. From time to time, the Advisor may emphasize investments in additional state issuers or reduce the Portfolio’s emphasis on certain state issuers without notice to shareholders. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Selective State Municipal Bond Portfolio will acquire obligations that mature within twenty years from the date of settlement, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average duration of more than three years but less than five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

At least 75% of the assets of the Selective State Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Selective State Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Selective State Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Selective State Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA Short-Term Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Short-Term Selective State Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities (“state issuers”). As of the date of this prospectus, Dimensional Fund

Advisors LP (the “Advisor”) expects to emphasize investments in obligations issued by or on behalf of: (i) state issuers with no personal income tax (e.g., Wyoming, Washington, Tennessee, Texas, South Dakota, Nevada, New Hampshire, Florida, and Alaska); (ii) state issuers that generally tax income earned from both in state and out-of-state municipal securities (e.g., Iowa, Illinois, and Wisconsin); (iii) state issuers that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities (e.g., Utah) and (iv) state issuers that do not tax income earned from in-state or any out-of-state municipal securities. From time to time, the Advisor may emphasize investments in additional state issuers or reduce the Portfolio’s emphasis on certain state issuers without notice to shareholders. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax.

The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average effective maturity of three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction.

At least 75% of the assets of the Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”), AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps, and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

DFA California Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The California Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the California state personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the California Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average effective maturity of three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aa2 by Moody’s Ratings (“Moody’s”) or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Advisor to be of comparable quality. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The California Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps, and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the California Short-Term Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Short-Term Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

DFA California Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The California Intermediate-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and California state personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the California Intermediate-Term Municipal Bond Portfolio will acquire obligations that mature more than three years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the S&P Intermediate Term California AMT-Free Municipal Bond Index, which was approximately 5.05 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when Dimensional Fund Advisors LP (the “Advisor”) determines it to be appropriate under the circumstances. In any event, the Portfolio will maintain a weighted average effective maturity of more than three years but less than ten years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aa2 by Moody’s Ratings (“Moody’s”) or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Advisor to be of comparable quality. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration and maturity restrictions, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The California Intermediate-Term Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Intermediate-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the California Intermediate-Term Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Intermediate-Term Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The MN Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of Minnesota. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio invests in municipal and other fixed income securities that have an investment grade credit rating (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality).

The MN Municipal Bond Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from Minnesota state and federal personal income taxes. The Portfolio is required, and intends, to derive at least 95% of its exempt-interest dividends from interest on Minnesota municipal securities in order for any of its income to be exempt from Minnesota state personal income tax. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the Minnesota state personal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the MN Municipal Bond Portfolio will acquire obligations that mature within twenty years from the date of settlement, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average duration of no greater than six years. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. From time to time, the Portfolio may deviate from this average duration when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The MN Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The MN Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the MN Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The MN Municipal Bond Portfolio is primarily designed for investment by Minnesota tax payers.

The MN Municipal Bond Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

DFA NY MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The NY Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities and regional governmental authorities. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that, in the opinion of bond counsel for the issuers and under current tax law, provide interest that is exempt from New York state and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from New York state and federal personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the NY Municipal Bond Portfolio will maintain a maximum weighted average duration of five years. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aa2 by Moody’s Ratings (“Moody’s”) or (ii) the credit quality of general obligation bonds issued by the state of New York. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The NY Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The NY Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the NY Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The NY Municipal Bond Portfolio is primarily designed for investment by New York tax payers.

The NY Municipal Bond Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Oregon Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of Oregon. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio invests in municipal and other fixed income securities that have an investment grade credit rating (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality).

The Oregon Municipal Bond Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from Oregon and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the Oregon state personal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Oregon Municipal Bond Portfolio will acquire obligations that mature within twenty years from the date of settlement, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average duration of no less than three years and no greater than six years. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Oregon Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Oregon Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Oregon Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Oregon Municipal Bond Portfolio is primarily designed for investment by Oregon taxpayers.

The Oregon Municipal Bond Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

World ex U.S. Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the World ex U.S. Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Targeted Value Portfolio is designed to provide exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap lower relative price companies with higher profitability, associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segments of the Approved Markets in which the Portfolio is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

When managing the World ex U.S. Targeted Value Portfolio’s investment portfolio, the Advisor intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When consistent with the Portfolio’s investment policies, the Advisor will buy and sell securities for the Portfolio considering the goals of: (i) delaying and reducing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) increasing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Advisor may also increase or reduce the World ex U.S. Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World ex U.S. Targeted Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The World ex U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA U.S. Large Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the VA U.S. Large Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA U.S. Large Value Portfolio is designed to purchase a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the portfolio than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, VA U.S. Large Value Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2025, the market capitalization of a large cap company would be $16,768 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the VA U.S. Large Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA U.S. Large Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The VA U.S. Large Value Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA U.S. Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the VA U.S. Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA U.S. Targeted Value Portfolio, using a market capitalization weighted approach, is designed to purchase a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the VA U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest U.S. company would be below $15,092 million. This dollar amount will change due to market conditions.

The Advisor may also increase or reduce the VA U.S. Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The VA U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA International Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the VA International Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA International Value Portfolio is designed to purchase securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be lower relative price stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value segment of developed ex U.S. markets. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The VA International Value Portfolio intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a large company in any country or region in which the Portfolio invests would be $1,852 million or above. This threshold will change due to market conditions.

The Advisor may also increase or reduce the VA International Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA International Value Portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The VA International Value Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA International Small Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the VA International Small Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA International Small Portfolio, using a market capitalization weighted approach, is designed to purchase securities of (1) Japanese small companies; (2) United Kingdom small companies; (3) small companies organized under the laws of certain European countries; (4) small companies associated with Australia, New Zealand and Pacific

Rim Asian countries; and (5) Canadian small companies. The Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap segments of the countries and/or regions in which the Portfolio is authorized to invest. The Advisor will determine the allocation of assets among the five segments and will periodically review and modify such allocation, all in its sole discretion. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies. Based on market capitalization data as of December 31, 2025, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the VA International Small Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA International Small Portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The VA International Small Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA Short-Term Fixed Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The VA Short-Term Fixed Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less from the date of settlement. The Portfolio may, however, take a large position in securities maturing within two years from the date of settlement when higher yields are available. The Portfolio purchases U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic, or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, obligations of supranational organizations and affiliated and unaffiliated registered and unregistered money market funds. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings

Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average effective maturity that will not exceed one year. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The VA Short-Term Fixed Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The VA Short-Term Fixed Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA Global Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The VA Global Bond Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio primarily purchases obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States and obligations of supranational organizations. Dimensional Fund Advisor LP (“the Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or

Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 8% of its net assets in U.S. issuers. This percentage will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Portfolio will generally invest its assets in obligations which mature within five years from the date of settlement. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the VA Global Bond Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The VA Global Bond Portfolio may lend its portfolio securities to generate additional income.

Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Inflation-Protected Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although at times, the Portfolio may purchase securities outside of this range. Under normal circumstances, when determining its duration, the Portfolio will consider a weighted average duration similar to the Bloomberg U.S. TIPS Index, which was approximately 6.50 years as of December 31, 2025. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The VA Global Moderate Allocation Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the ”Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA Global Moderate Allocation Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 55% to 75% of the Portfolio’s assets to domestic and international equity Underlying Funds and 25% to 45% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

The VA Global Moderate Allocation Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 54% of its net assets in U.S. companies or issuers. This percentage will change due to market conditions.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with a moderate to meaningful emphasis on smaller, lower relative price, and higher profitability companies and a domestic equity Underlying Fund that primarily invests in publicly traded real estate investment trusts (“REITs”); (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed ex U.S. and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development) with a meaningful emphasis on smaller, lower relative price, and higher profitability companies and an international equity Underlying Fund that primarily invests in publicly traded REITs and REIT-like entities; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Advisor may also increase or reduce the VA Global Moderate Allocation Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA Global Moderate Allocation Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also the Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

A summary of the investment strategies and policies of the Underlying Funds in which the VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—Investments in Underlying Funds.”

Dimensional VA Equity Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The VA Equity Allocation Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”), although it has the ability to invest directly in securities and derivatives. The Portfolio seeks to provide investors with exposure to a diversified portfolio of global equity securities. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio seeks to provide investors with exposure to a diversified portfolio of global equity securities. The Portfolio is designed to invest substantially all of its assets in the following Underlying Funds: VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Core Equity 2 Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Real Estate Securities Portfolio (each a series of DFA Investment Dimensions Group Inc.) and U.S. Large Company Portfolio (a series of Dimensional Investment Group Inc.).

Generally, the VA Equity Allocation Portfolio invests its assets in the Underlying Funds to gain exposure to equity securities with an allocation of approximately 55% to 75% of the Portfolio’s assets in U.S. equity securities, 0-15% in real estate securities, 10-35% in international developed markets equity securities, and 0-20% in emerging markets equity securities. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, the VA Equity Allocation Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in equity securities. Certain Underlying Funds may invest with a moderate to meaningful emphasis on securities of smaller, lower relative price, and higher profitability companies. The Portfolio may have exposure to companies in all market capitalization ranges. The Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Advisor may also increase or reduce the VA Equity Allocation Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA Equity Allocation Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund.

Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer balances from one currency to another.

The VA Equity Allocation Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

A summary of the investment strategies and policies of the Underlying Funds in which the VA Equity Allocation Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—Investments in Underlying Funds.”

U.S. Social Core Equity 2 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Social Core Equity 2 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Social Core Equity 2 Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while excluding companies based on the Portfolio’s social issue screens. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the U.S. Universe may be affected by the Portfolio’s social issue screens.

As a non-fundamental policy, under normal circumstances, the U.S. Social Core Equity 2 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor.

The Advisor may also increase or reduce the U.S. Social Core Equity 2 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Social Core Equity 2 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s social criteria.

The U.S. Social Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

The U.S. Social Core Equity 2 Portfolio seeks to purchase securities that are consistent with the Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio seeks to exclude from its investment portfolio those companies that are identified by the Portfolio’s social issue screens, as further discussed below. The Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

The U.S. Social Core Equity 2 Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Social Criteria” in this Prospectus.)

International Social Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Social Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Social Core Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe, while excluding securities of certain companies based on the Portfolio’s social issue screens. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the International Universe may be affected by the Portfolio’s social issue screens.

The International Social Core Equity Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The Advisor may also increase or reduce the International Social Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Social Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s social criteria.

The International Social Core Equity Portfolio may lend its portfolio securities to generate additional income.

The International Social Core Equity Portfolio seeks to purchase securities that are consistent with the Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio seeks to exclude from its investment portfolio those companies that are identified by the Portfolio’s social issue screens, as further discussed below. The Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

The International Social Core Equity Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Social Criteria” in this Prospectus.)

Emerging Markets Social Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets Social Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Social Core Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with emerging markets authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) (the “Emerging Markets Universe”). The Portfolio invests in companies of all sizes, with meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe, while excluding securities of certain emerging markets companies based upon the Portfolio’s social issue screens. The Portfolio’s meaningfully increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the Emerging Markets Universe may be affected by the Portfolio’s social issue screens.

The Advisor may also increase or reduce the Emerging Markets Social Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Social Core Equity Portfolio will invest at least 80% of its net assets in emerging markets equity securities that are defined in the prospectus as Approved Markets securities. The Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Emerging Markets Social Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s social criteria.

The Emerging Markets Social Core Equity Portfolio may lend its portfolio securities to generate additional income.

The Emerging Markets Social Core Equity Portfolio seeks to purchase securities that are consistent with the Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio seeks to exclude from its investment portfolio those companies that are identified by the Portfolio’s social issue screens, as further discussed below. The Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

The Emerging Markets Social Core Equity Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Social Criteria” in this Prospectus.)

Global Social Core Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Social Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it also has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ (defined below) investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Global Social Core Equity Portfolio is designed to provide exposure to a broad portfolio of equity securities of U.S. and non-U.S. companies, with a meaningful emphasis on smaller capitalization, lower relative price, and higher profitability companies, by primarily purchasing shares of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, and Emerging Markets Social Core Equity Portfolio (the “Underlying Funds”). The Portfolio may have exposure to companies in all the market capitalization ranges. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Additionally, the representation of securities in the Underlying Funds as compared to their representation in the U.S. and non-U.S. markets may be affected by the Underlying Funds’ social issue screens.

As a non-fundamental policy, under normal circumstances, at least 80% of the Global Social Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities. The Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 61% of its net assets in U.S. companies. This percentage will change due to market conditions.

The Advisor may also increase or reduce the Global Social Core Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Global Social Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and international and emerging markets Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another.

In addition, the Global Social Core Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (“ETFs”) for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s social criteria.

The Global Social Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

The Global Social Core Equity Portfolio and each Underlying Fund seek to purchase securities that are consistent with the Portfolio’s and Underlying Funds’ social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio and each Underlying Fund seek to exclude from their investment portfolios those companies that are identified by the Portfolio’s and Underlying Funds’ social issue screens, as further discussed below. The Portfolio’s and Underlying Funds’ social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

The Global Social Core Equity Portfolio and each Underlying Fund may modify their lists of social issue screens, at any time, without prior shareholder approval or notice.

DFA Social Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Social Fixed Income Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of investment grade debt securities (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) of U.S. and non-U.S. corporate and government issuers while excluding securities of corporate and certain non-sovereign government issuers based upon the Portfolio’s social issue screens. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality.

The Social Fixed Income Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium.

The Social Fixed Income Portfolio invests in U.S. and foreign corporate debt securities with an investment grade credit rating and may emphasize such investments in U.S. and foreign corporate debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s). The Portfolio will increase or decrease investment exposure to these lower rated debt securities depending on the expected credit premium. The Portfolio will also invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and its instrumentalities.

The Social Fixed Income Portfolio primarily invests in securities that mature within twenty years from the date of settlement. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one quarter year greater than, and no less than one year below, the weighted average duration of the Bloomberg U.S. Aggregate Bond Index, which was approximately 5.98 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Social Fixed Income Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Social Fixed Income Portfolio may lend its portfolio securities to generate additional income.

The Social Fixed Income Portfolio seeks to purchase securities that are consistent with the Portfolio’s social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio seeks to exclude from its investment portfolio securities of those companies that are identified by the Portfolio’s social issue screens, as further discussed below. The Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or key intended components of these products, or the provision of weapon systems support and service related to nuclear weapons, such as the repair and maintenance of nuclear weapons; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco (this criteria does not cover products designed as an aid to quit smoking), alcoholic beverages as an intoxicating agent (this criteria does not cover packaging such as bottles, cans, corks or caps), or cannabis products; (4) earn at least 10% of their total annual revenue from the ownership or operation of gambling facilities, licensing their brand name to gambling products, or providing support or services to the gambling industry; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the retail, distribution or production of pornographic products (this criteria does not cover companies that offer content sharing platforms that are not pornography focused but allow third-party users to upload pornographic content; (7) are involved in the production of landmines, cluster munitions, or key intended components of such weapons; (8) produce firearms (i.e., using an explosive charge as a propellant) intended for civilian use; (9) have had involvement in severe child labor controversies (factors that may be considered for determining severity include, but are not limited to, a history of involvement in child labor-related legal cases, widespread or egregious instances of child labor, resistance to improved practices, and criticism by non-governmental organizations and/or other third-party observers); (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) operate or manage, or provide staffing services to, for-profit correctional and/or detention facilities (this criteria does not cover provision of maintenance or non-management services, including staffing for such services); (12) have material involvement in severe environmental, social or governance controversies that indicate operations inconsistent with responsible business conduct standards, such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises; (13) have relatively high carbon intensity or potential emissions from reserves or scaled potential emissions from reserves; and/or (14) have thermal or metallurgical coal reserves.

In addition to excluding securities of corporate issuers based upon the Social Fixed Income Portfolio’s social issue screens, the Portfolio also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The Portfolio’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. The Advisor, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the Portfolio’s social issue screens identified above to be consistent with the Portfolio’s strategy of investing in social investments.

The Social Fixed Income Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Social Criteria” in this Prospectus.)

U.S. Sustainability Core 1 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Sustainability Core 1 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. operating companies (the “U.S. Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the U.S. Universe may be affected by the Portfolio's sustainability considerations.

As a non-fundamental policy, under normal circumstances, the U.S. Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The percentage by which the Portfolio’s allocation to securities of the largest U.S. high relative price companies is reduced will change due to market movements, sustainability considerations and other factors.

The Advisor may also increase or reduce the U.S. Sustainability Core 1 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Sustainability Core 1 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The U.S. Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the U.S. Sustainability Core 1 Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the U.S. Sustainability Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the ”Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The U.S. Sustainability Targeted Value Portfolio is designed to purchase a broad and diverse group of the readily marketable securities of U.S. small and mid-cap companies that the Advisor determines to be lower relative price stocks with higher profitability, while adjusting the composition of the Portfolio based on sustainability considerations. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The representation in the Portfolio of an eligible company as compared to its representation in the U.S. small and mid-cap markets may be affected by the Portfolio’s sustainability considerations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Sustainability Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies.

The Advisor will consider for purchase by the U.S. Sustainability Targeted Value Portfolio securities of companies whose market capitalizations are generally smaller than the 500th largest eligible company within the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Based on market capitalization data as of December 31, 2025, the market capitalization of a company smaller than the 500th largest eligible company within the U.S. Universe would be below $15,092 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the U.S. Sustainability Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The U.S. Sustainability Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above referenced investment are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The U.S. Sustainability Targeted Value Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the U.S. Sustainability Targeted Value Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies relative to the applicable universe of securities based on carbon intensity and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally excluded. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

International Sustainability Core 1 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Sustainability Core 1 Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (the “International Universe”). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the International Universe may be affected by the Portfolio's sustainability considerations.

The International Sustainability Core 1 Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements, sustainability considerations and other factors.

The Advisor may also increase or reduce the International Sustainability Core 1 Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Sustainability Core 1 Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The International Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the International Sustainability Core 1 Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

Emerging Markets Sustainability Core 1 Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Emerging Markets Sustainability Core Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Sustainability Core Portfolio is designed to purchase a broad and diverse group of securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of non-U.S. companies associated with emerging markets authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), which may include frontier markets (emerging market countries in an earlier stage of development) (the "Emerging Markets Universe"). The Portfolio invests in companies of all sizes and seeks to moderately increase the Portfolio’s exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may seek to achieve a moderately increased exposure to smaller capitalization, lower relative price, and higher profitability companies by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Emerging Markets Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. Additionally, the representation of securities in the Portfolio as compared to their representation in the Emerging Markets Universe may be affected by the Portfolio's sustainability considerations.

The Advisor may also increase or reduce the Emerging Markets Sustainability Core Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Sustainability Core Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Markets securities. The Portfolio may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies).

The Emerging Markets Sustainability Core Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The Emerging Markets Sustainability Core Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Emerging Markets Sustainability Core Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe.

Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies (i) relative to the broader equity market based on potential emissions from reserves and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally underweighted or excluded, (ii) relative to the applicable universe of securities based on carbon intensity and the securities of the worst-ranking companies are generally underweighted or excluded and (iii) relative to their sector peers based primarily on carbon intensity, but also considering several other factors, including controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, and the securities of the worst-ranking companies are generally underweighted or excluded and the securities of the remaining companies are generally overweighted or neutral-weighted. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the World ex U.S. Sustainability Targeted Value Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World ex U.S. Sustainability Targeted Value Portfolio is designed to provide exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap lower relative price companies with higher profitability, while adjusting the composition of the Portfolio based on sustainability considerations. The Portfolio may purchase securities of companies associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Portfolio intends to invest its assets to gain exposure to at least three different countries, excluding the United States. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segments of the Approved Markets in which the Portfolio is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the World ex U.S. Sustainability Targeted Value Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs. The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country.

The World ex U.S. Sustainability Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability considerations.

The World ex U.S. Sustainability Targeted Value Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the World ex U.S. Sustainability Targeted Value Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor ranks companies relative to the applicable universe of securities based on carbon intensity and scaled potential emissions from reserves and the securities of the worst-ranking companies are generally excluded. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolio’s Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

DFA Global Sustainability Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Sustainability Fixed Income Portfolio invests in a broad portfolio of investment grade debt securities (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)) of U.S. and non-U.S. corporate and government issuers, while excluding or underweighting securities of corporate and certain government issuers based upon the Portfolio’s sustainability considerations. At times, the Portfolio may invest a majority of its net assets in securities of U.S. and non-U.S. government issuers. Dimensional Fund Advisors LP (the ”Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates.

The Global Sustainability Fixed Income Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium. Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Bloomberg Global Aggregate Bond Index (Hedged to USD), which was approximately 6.34 years as of December 31, 2025. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Global Sustainability Fixed Income Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 28% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality. The Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and its instrumentalities.

The Global Sustainability Fixed Income Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for hedging purposes such as hedging its interest rate or currency exposure or for non-hedging purposes as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Global Sustainability Fixed Income Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account certain sustainability considerations when making investment decisions for the Global Sustainability Fixed Income Portfolio. Relative to a fund without these considerations that otherwise has the same investment objective, strategies, and policies as the Portfolio, the Portfolio will generally have excluded, and have less overall weight in, securities of companies that, according to the Portfolio’s sustainability considerations, may be less sustainable as compared to other companies in the Portfolio’s investment universe. Similarly, relative to such a fund, the Portfolio will generally have more overall weight in securities of companies that, according to the Portfolio’s sustainability considerations, may be more sustainable as compared to other companies in the Portfolio’s investment universe. In particular, the Advisor assesses corporate issuers by considering several factors, including carbon intensity and controversies related to land use and biodiversity, toxic spills and releases, operational waste, and water management, with most weight placed on carbon intensity. These issuers are then ranked based on one or more of these factors relative to the applicable universe of securities or their sector peers. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded. Additionally, securities of the worst ranked of these companies within their sector are generally underweighted and the best ranked overweighted or neutral-weighted. The Advisor also assesses corporate issuers based on potential emissions from reserves and scaled potential emissions from reserves. These issuers are then ranked relative to the applicable universe of securities. Securities of the worst ranked of these companies within the applicable universe of securities are then generally excluded. In addition, the Advisor seeks to exclude securities of companies based on sustainability considerations relating to coal, factory farming, palm oil, cluster munitions and landmines, tobacco, child labor, civilian firearms, private prisons, and material involvement in severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development Guidelines for Multinational Enterprises). For a more detailed description of these sustainability considerations, see “Applying the Portfolios’ Sustainability Considerations”. The Advisor engages third party service providers to provide research information relating to the Portfolio’s sustainability considerations with respect to securities in the Portfolio, where information is available from such providers. The Advisor also may use, or supplement third party service providers’ data with, proprietary research relating to certain sustainability considerations where information is not available or has not been obtained from third party service providers engaged by the Advisor.

In addition to excluding, underweighting, overweighting and neutral weighting securities of companies based upon the Portfolio’s sustainability considerations, the Portfolio also will assess treasury, sovereign and local authority issuers on the respective sovereign entity’s greenhouse gas emissions per GDP and underweight the highest emitters in aggregate. Additionally, the Portfolio will assess government agency and supranational issuers on their carbon intensity and potential emissions from reserves and seek to exclude securities of such issuers with relatively high carbon intensity or potential emissions from reserves.

The Advisor periodically reviews the Portfolio’s sustainability considerations and the Portfolio may periodically modify, add, or remove sustainability considerations.

Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The VA Global Moderate Allocation Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the ”Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The VA Global Moderate Allocation Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 55% to 75% of the Portfolio’s assets to domestic and international equity Underlying Funds and 25% to 45% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

The VA Global Moderate Allocation Portfolio, directly or indirectly through its investment in the Underlying Funds, intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio, directly or indirectly through its investment in the Underlying Funds, invests approximately 54% of its net assets in U.S. companies or issuers. This percentage will change due to market conditions.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with a moderate to meaningful emphasis on smaller, lower relative price, and higher profitability companies and a domestic equity Underlying Fund that primarily invests in publicly traded real estate investment trusts (“REITs”); (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed ex U.S. and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development) with a meaningful emphasis on smaller, lower relative price, and higher profitability companies and an international equity Underlying Fund that primarily invests in publicly traded REITs and REIT-like entities; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Advisor may also increase or reduce the VA Global Moderate Allocation Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the

Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The VA Global Moderate Allocation Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also the Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

A summary of the investment strategies and policies of the Underlying Funds in which the VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—Investments in Underlying Funds.”

DFA Commodity Strategy Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The DFA Commodity Strategy Portfolio seeks to achieve its investment objective by generally investing in a universe of allowable commodity-linked derivative instruments and fixed income investment opportunities. The Portfolio gains exposure to commodities markets by investing in derivative instruments, such as structured notes whose principal and/or coupon payments are linked to commodities or commodity indices, in swap agreements, and/or in other commodity-linked instruments (such as futures contracts on individual commodities or commodity indices). The Portfolio may invest up to 25% of its total assets in Dimensional Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the Portfolio and has a strategy of investing in derivative instruments, such as commodity-linked swap agreements and other commodity-linked instruments, futures contracts on individual commodities or commodity indices, and options on these instruments. The Portfolio, directly and/or through its investment in the Subsidiary, expects to use such derivatives extensively as part of its investment strategy.

The DFA Commodity Strategy Portfolio will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers having investment grade ratings (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)), securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The DFA Commodity Strategy Portfolio’s fixed income securities primarily will mature within five years from the date of settlement, and the Portfolio maintains a weighted average duration of three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range.

The DFA Commodity Strategy Portfolio’s investments may include securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may hedge such currency exposure by entering into foreign currency forward contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure, gain market or issuer exposure without owning the underlying securities, or increase the Portfolio’s expected total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The DFA Commodity Strategy Portfolio may lend its portfolio securities to generate additional income.

International Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Large Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Large Cap Growth Portfolio is designed to purchase securities of large, non-U.S. companies in countries with developed markets that the Advisor determines to have high profitability and high relative prices compared to other non-U.S. large cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other non-U.S. large cap companies. The Advisor may overweight certain stocks, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large-cap growth segment of developed ex U.S. markets. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price or profitability are subject to change from time to time.

The International Large Cap Growth Portfolio intends to purchase securities of non-U.S. large cap companies that are eligible based on their relative price and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of large companies in the particular markets in which it invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a large company in any country in which the Portfolio invests would be $1,852 million or above. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a large company in the European Economic and Monetary Union (“EMU”) to have a market capitalization of at least $13,667 million, a large company in Norway to have a market capitalization of at least $1,934 million, and a large company in Switzerland to have a market capitalization of at least $16,226 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the International Large Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Large Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Large Cap Growth Portfolio may lend its portfolio securities to generate additional income.

International Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the International Small Cap Growth Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies, sectors, and countries. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The International Small Cap Growth Portfolio, using a market capitalization weighted approach, is designed to purchase securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to have high profitability and high relative prices compared to other non-U.S. small cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. Securities are considered higher relative price (growth) stocks primarily because a company’s shares have a high price in relation to their book value (a “price to book ratio”) when compared with other non-U.S. small cap companies. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small-cap growth segment of developed ex-U.S. markets. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The International Small Cap Growth Portfolio intends to purchase securities of non-U.S. small cap companies that are eligible based on their relative price and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2025, for the Portfolio, the market capitalization of a small company in any country in which the Portfolio invests would be below $16,226 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2025, the Advisor would consider a small company in Switzerland to have a market capitalization below $16,226 million, a small company in Norway to have a market capitalization below $1,934 million, and a small company in Japan to have a market capitalization below $3,311 million. These thresholds will change due to market conditions.

The Advisor may also increase or reduce the International Small Cap Growth Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The International Small Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The International Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

DIMENSIONAL RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. The Retirement Income Portfolio is designed for an investor currently in retirement. To achieve its investment objective, the Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors who have retired and are planning to withdraw the value of the investment in the Portfolio over many years. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support during an investor’s retirement.

As of February 28, 2026, the Retirement Income Portfolio has a target allocation of 15% to 25% to equity Underlying Funds and a target allocation of approximately 75% to 85% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The Retirement Income Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. The 2015 Target Date Portfolio is designed for an investor currently in retirement. To achieve its investment objective, the Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors that retired in or within a few years of 2015 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2030 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement in the years beyond the retirement target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the Portfolio has a target allocation of 15% to 35% to equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the 2015 Target Date Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2015 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate exposure. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. The 2020 Target Date Portfolio is designed for an investor currently in retirement. To achieve its investment objective, the Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors that retired in or within a few years of 2020 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2035 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement in the years beyond the retirement target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2020 Target Date Portfolio has a target allocation of 15% to 35% to equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2020 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate exposure. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2025 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2040 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2025 Target Date Portfolio has a target allocation of 15% to 35% to equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2025 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2030 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2045 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2030 Target Date Portfolio has a target allocation of 30% to 55% to equity Underlying Funds and a target allocation of approximately 45% to 70% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2030 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2035 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2050 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2035 Target Date Portfolio has a target allocation of 30% to 55% to equity Underlying Funds and a target allocation of approximately 45% to 70% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2035 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2040 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2055 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2040 Target Date Portfolio has a target allocation of 60% to 85% to equity Underlying Funds and a target allocation of approximately 15% to 40% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2040 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2045 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2060 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2045 Target Date Portfolio has a target allocation of 60% to 85% to equity Underlying Funds and a target allocation of approximately 15% to 40% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2045 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2050 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2065 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2050 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2050 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2055 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2055 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2070 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2055 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2055 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2060 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2060 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2075 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2060 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2060 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Dimensional 2065 Target Date Retirement Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2065 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2065 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2080 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2065 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2065 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Also, the 2065 Target Date Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Dimensional 2070 Target Date Retirement Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”), although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2070 Target Date Portfolio allocates its assets to other mutual funds managed by the Advisor (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2070 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2085 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2026, the 2070 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2026, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES.”

The 2070 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Also, the 2070 Target Date Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.